Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of income tax benefits due to the losses incurred
During the years ended December 31, 2021 and 2020, the Company recorded no income tax benefits due to the losses incurred and the uncertainty of future taxable income. For financial reporting purposes, net loss before income taxes, includes the following components:

	Years Ended December 31,
	2021	2020
	(in thousands)
Domestic	$(153,426)	$(57,638)
Foreign	104	45

Total	$(153,322)	$(57,593)

Summary of federal statutory income tax rate
A reconciliation of the expected income tax (benefit) computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Years Ended December 31,
	2021	2020
Federal statutory rate%	21.0%	21.0%
State rate, net of federal benefit%	7.5%	4.1%
Change in valuation allowance%	(28.0)%	(30.0)%
Tax credits generated%	3.3%	5.9%
Stock-based compensation%	(2.6)%	(2.1)%
Warrant revaluation%	1.5%	1.4%
Permanent differences%	(2.5)%	(0.2)%
Other Items	(0.3)%	0.0%

Effective tax rate%	(0.1)%	0.1%

Summary of deferred tax assets and liabilities
Deferred tax assets and liabilities consist of the following:

	Years Ended December 31,
	2021	2020
	(in thousands)
Federal and state net operating carryforwards	$70,569	$36,988
Research and development and other credits	13,046	8,000
Stock-based compensation	1,742	240
Deferred revenue	—	228
Other	4,359	1,262

Gross deferred tax assets	89,716	46,718

Valuation allowance	(89,633)	(46,722)

Net deferred tax assets	$83	$(4)